Other Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Income
Schedule of other income

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Gain from sales of marketable securities	3,436,713	—	—
Unrealized gains (loss) on marketable securities	—	679,626	(8,598,962)
Government subsidies	4,759,411	4,080,900	6,180,360
Reimbursement income from depository agent	626,888	542,056	721,813
Gain (loss) from sales of properties held for sale	(121,639)	1,348,003	417,610
Gain from bargain purchase	—	392,524	—
Foreign exchange gain (loss)	78,997	(1,453,940)	(1,051,883)
Loss from disposal of subsidiaries	—	—	(1,054,348)
Amortization of discounts related to liability for exclusive rights	—	—	(891,441)

Total other income (loss)	8,780,370	5,589,169	(4,276,851)